Note 10 - Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10
. Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted- average number of shares of the Company's common stock outstanding and excludes any unvested restricted stock units issued pursuant to the
2020
LTIP. Diluted earnings (loss) per share is computed by adjusting basic earnings (loss) per share for the dilutive effect of the assumed vesting of restricted stock units. During periods of net loss, the assumed vesting of restricted stock units is anti-dilutive and is not
included in the calculation of earnings (loss) per share.

The effect of the conversion of OP Units held by noncontrolling limited partners is not
reflected in the computation of basic and diluted earnings (loss) per share, as they are exchangeable for common stock on a one
-for-
one
basis. The income (loss) allocable to such units is allocated on this same basis and reflected as net income (loss) attributable to redeemable noncontrolling interests in the OP in the accompanying Consolidated Statements of Operations. Potential dilutive shares are excluded from the calculation if they have an anti-dilutive effect in the period. See Note
11
for additional information.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods presented (in thousands, except per share amounts):

	For the Three Months Ended September 30,	For the Nine Months Ended September 30,
	2020	2020
Numerator for earnings (loss) per share:
Net income (loss)	$11,541	$7,946
Preferred stock dividends	874	874
Net income attributable to redeemable noncontrolling interests	7,805	5,293
Net income attributable to common stockholders	$2,862	$1,779

Denominator for earnings (loss) per share:
Weighted-average common shares outstanding	5,261	5,253
Denominator for basic earnings per share	5,261	5,253
Weighted-average unvested restricted stock units	289	126
Denominator for diluted earnings per share	5,550	5,379

Earnings (loss) per weighted average common share:
Basic	$0.54	$0.34
Diluted	$0.52	$0.33